Consolidated Statements Of Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues	$ 3,683,684	$ 3,377,825	$ 3,260,219
Cost of revenues	2,707,505	2,374,775	2,294,934
Gross profit	976,179	1,003,050	965,285
Operating expenses:
Research and development, net	287,352	265,060	255,792
Marketing and selling, net	281,014	280,246	271,037
General and administrative, net	160,348	133,314	151,353
Other operating income, net	(45,367)	0	(17,575)
Total operating expenses	683,347	678,620	660,607
Operating income	292,832	324,430	304,678
Financial expenses, net	(44,061)	(34,502)	(23,742)
Other expense, net	(11,449)	(5,082)	(1,735)
Income before income taxes	237,322	284,846	279,201
Income taxes	(26,445)	(55,585)	(45,617)
Net income after taxes	210,877	229,261	233,584
Equity in net (losses) earnings of affiliated companies and partnerships	(2,222)	11,361	5,224
Net income	208,655	240,622	238,808
Less: net income attributable to non-controlling interests	(1,917)	(1,513)	(1,899)
Net income attributable to Elbit Systems Ltd.’s shareholders	$ 206,738	$ 239,109	$ 236,909
Basic net earnings (losses) per share:
Total (in dollars per share)	$ 4.84	$ 5.59	$ 5.54
Diluted net earnings (losses) per share:
Total (in dollars per share)	$ 4.84	$ 5.59	$ 5.54
Weighted average number of shares used in computation of basic earnings per share (in shares)	42,753	42,750	42,742
Weighted average number of shares used in computation of diluted earnings per share (in shares)	42,753	42,753	42,752